Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Shareholders Subscription [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 6,400		$ 3,013,333	$ 521,566	$ 2,490,044	$ (377,790)	$ 5,653,553	$ 225,067	$ 5,878,620
Balance, shares at Dec. 31, 2023	6,400,000
Share issuance upon initial public offering, net of issuance costs	$ 1,380		2,694,947				2,696,327		2,696,327
Share issuance upon initial public offering, net of issuance costs, shares	1,380,000
Net income (loss)					(302,518)		(302,518)	(10,729)	(313,247)
Appropriation to statutory reserves				85,315	(85,315)
Foreign currency translation adjustments						(152,103)	(152,103)	(16,598)	(168,701)
Balance at Jun. 30, 2024	$ 7,780		5,708,280	606,881	2,102,211	(529,893)	7,895,259	197,740	8,092,999
Balance, shares at Jun. 30, 2024	7,780,000
Balance at Dec. 31, 2024	$ 8,630		8,781,273	464,637	644,930	(577,762)	9,321,708		9,321,708
Balance, shares at Dec. 31, 2024	8,630,000
Net income (loss)					(2,622,169)		(2,622,169)		(2,622,169)
Appropriation to statutory reserves				114,756	(114,756)
Foreign currency translation adjustments						176,222	176,222		176,222
Common stock issued for conversion of convertible notes	$ 2,763		1,379,901				1,382,664		1,382,664
Common stock issued for conversion of convertible notes, shares	2,762,744
Common stock issued for services	$ 500		354,450				354,950		354,950
Common stock issued for services, shares	500,000
Disposal of subsidiary			(736,568)	(300,193)	1,036,761
Balance at Jun. 30, 2025	$ 11,893		$ 9,779,056	$ 279,200	$ (1,055,235)	$ (401,540)	$ 8,613,373.74		$ 8,613,374
Balance, shares at Jun. 30, 2025	11,892,744